                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [_]; Amendment Number:
                                               -----
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    United States Steel and Carnegie Pension Fund, Inc.
Address: 350 Park Avenue - 17th Floor
         New York, NY 10022-6022

13F File Number: 28-677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report:

Name:  Gary A. Glynn
Title: President
Phone: 212-826-8420

Signature, Place, and Date of Signing:


/s/ Gary A. Glynn      New York, NY      August 2, 2010
-------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[_]  13F NOTICE.
[_]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

No Other Managers

Form 13F Information Table Entry Total: 67

Form 13F Information Table Value Total: $4,823,739

            Form 13F, List of Securities Pursuant to Section 13(F)
                     of the Security Exchange Act of 1934

                                                                               SHARES OR   SHARES     SHARES
                                                                  MARKET VALUE PRINCIPAL    SOLE    SOLE VOTING
NAME OF ISSUER                        TITLE OF CLASS CUSIP NUMBER   (x$1000)    AMOUNT   DISCRETION  AUTHORITY
--------------                        -------------- ------------ ------------ --------- ---------- -----------
Abbott Laboratories..................                 002824100     119,855    2,562,100 2,562,100   2,562,100
Altria Group Inc.....................                 02209S103      68,923    3,439,296 3,439,296   3,439,296
Ametek Inc...........................                 031100100      58,218    1,450,000 1,450,000   1,450,000
Amgen Inc............................                 031162100      86,020    1,635,366 1,635,366   1,635,366
Amphenol Corp........................                 032095101      75,062    1,910,950 1,910,950   1,910,950
BB&T Corp............................                 054937107      48,216    1,832,600 1,832,600   1,832,600
Bank of New York Mellon Corp.........                 064058100      78,507    3,179,696 3,179,696   3,179,696
Boeing Co............................                 097023105      72,272    1,151,746 1,151,746   1,151,746
Broadridge Financial Solutions.......                 11133T103      53,502    2,808,485 2,808,485   2,808,485
Caterpillar..........................                 149123101      60,070    1,000,000 1,000,000   1,000,000
Cisco Systems Inc....................                 17275R102      44,126    2,070,690 2,070,690   2,070,690
Coca Cola Co.........................                 191216100      63,487    1,266,700 1,266,700   1,266,700
Comcast Corp Cl A Special Non-Voting.                 20030N200      72,185    4,393,500 4,393,500   4,393,500
D R Horton Inc.......................                 23331A109      10,436    1,061,650 1,061,650   1,061,650
Dell Inc.............................                 24702R101      24,469    2,028,900 2,028,900   2,028,900
Disney Walt Co.......................                 254687106      78,314    2,486,170 2,486,170   2,486,170
Discovery Communications A...........                 25470F104      32,590      912,619   912,619     912,619
Discovery Communications C...........                 25470F302      22,852      738,819   738,819     738,819
Direct TV--Class A...................                 25490A101     102,992    3,036,330 3,036,330   3,036,330
Ecolab...............................                 278865100      91,711    2,042,100 2,042,100   2,042,100
Exxon Mobil Corp.....................                 30231G102     162,396    2,845,558 2,845,558   2,845,558
General Electric Co..................                 369604103      82,437    5,716,824 5,716,824   5,716,824
Glaxosmithkline Spnsrd ADR...........                 37733W105      29,398      864,400   864,400     864,400
Hewlett-Packard Co...................                 428236103      94,924    2,193,250 2,193,250   2,193,250
Illinois Tool Works Inc..............                 452308109      93,949    2,275,900 2,275,900   2,275,900
Intel Corp...........................                 458140100      70,934    3,647,003 3,647,003   3,647,003
International Business Machs.........                 459200101     160,774    1,302,028 1,302,028   1,302,028
International Paper Co...............                 460146103      56,491    2,496,300 2,496,300   2,496,300
Johnson & Johnson....................                 478160104     148,400    2,512,700 2,512,700   2,512,700
KB Home..............................                 48666K109       7,941      721,925   721,925     721,925
Leggett & Platt Inc..................                 524660107      75,090    3,743,250 3,743,250   3,743,250
Liberty Global Inc...................                 530555101      47,144    1,813,938 1,813,938   1,813,938
Liberty Interactive Series A.........                 53071M104      70,903    6,752,704 6,752,704   6,752,704
Liberty Capital Series A.............                 53071M302      31,942      762,164   762,164     762,164
Liberty Media-Starz..................                 53071M708      17,033      328,575   328,575     328,575
Mccormick & Co Inc Com Non Vtg.......                 579780206      60,222    1,586,460 1,586,460   1,586,460
Mcdonald's Corp......................                 580135101      65,944    1,001,119 1,001,119   1,001,119
Merck & Co Inc.......................                 58933Y105      57,352    1,640,036 1,640,036   1,640,036
Meredith Corp........................                 589433101      10,902      350,196   350,196     350,196
Microsoft Corp.......................                 594918104     168,232    7,311,270 7,311,270   7,311,270
Molson Coors Brewing Company.........                 60871R209      40,284      951,000   951,000     951,000
Nike Inc.............................                 654106103      81,736    1,210,000 1,210,000   1,210,000
Nokia Corp-Spon ADR..................                 654902204      39,827    4,886,700 4,886,700   4,886,700
Novartis ADR.........................                 66987V109      91,581    1,895,300 1,895,300   1,895,300
Pepsico Inc..........................                 713448108     103,796    1,702,966 1,702,966   1,702,966
Pfizer Inc...........................                 717081103      53,865    3,777,361 3,777,361   3,777,361
Philip Morris........................                 718172109      73,701    1,607,796 1,607,796   1,607,796
Potlatch Holdings Inc................                 737630103      42,873    1,199,925 1,199,925   1,199,925
Praxair..............................                 74005P104      70,207      923,900   923,900     923,900
Procter & Gamble Co..................                 742718109     114,084    1,902,028 1,902,028   1,902,028
Prologis.............................                 743410102      23,158    2,286,085 2,286,085   2,286,085
Pulte Group..........................                 745867101       9,324    1,126,050 1,126,050   1,126,050
Rayonier.............................                 754907103      11,850      269,200   269,200     269,200
Royal Dutch Shell Spnsrd ADR.........                 780259206     132,668    2,641,737 2,641,737   2,641,737

                                                                         SHARES OR   SHARES     SHARES
                                                            MARKET VALUE PRINCIPAL    SOLE    SOLE VOTING
NAME OF ISSUER                  TITLE OF CLASS CUSIP NUMBER   (x$1000)    AMOUNT   DISCRETION  AUTHORITY
--------------                  -------------- ------------ ------------ --------- ---------- -----------
SPDR Trust Series 1............                 78462F103      268,777   2,603,921 2,603,921   2,603,921
Schlumberger Ltd...............                 806857108       97,863   1,768,398 1,768,398   1,768,398
Spectra Energy Corp............                 847560109       68,958   3,435,850 3,435,850   3,435,850
Staples Inc....................                 855030102      109,061   5,725,000 5,725,000   5,725,000
State Street Corp..............                 857477103      102,393   3,027,600 3,027,600   3,027,600
Texas Instruments Inc..........                 882508104       24,342   1,045,600 1,045,600   1,045,600
Toll Brothers Inc..............                 889478103        9,713     593,700   593,700     593,700
US Bancorp.....................                 902973304       51,250   2,293,067 2,293,067   2,293,067
UnitedHealth Group Inc.........                 91324P102       91,530   3,222,900 3,222,900   3,222,900
Wal-Mart Stores Inc............                 931142103       25,153     523,253   523,253     523,253
Walgreen Co....................                 931422109      112,781   4,224,000 4,224,000   4,224,000
Weingarten Realty Investors....                 948741103       87,817   4,609,801 4,609,801   4,609,801
Wells Fargo & Co...............                 949746101      108,932   4,255,160 4,255,160   4,255,160
  TOTAL MARKET VALUE - PENSION
  PLAN SECURITIES..............                        67    4,823,739